Earnings Per Share (Details)	12 Months Ended
Dec. 31, 2025 shares
Earnings Per Share [Line Items]
Ordinary shares	18,576,677
Impact of Warrants and Earnout liability on EPS calculation [Member]
Earnings Per Share [Line Items]
Ordinary shares	30,000,000
Impact of PSUs and RSUs on EPS calculation [Member]
Earnings Per Share [Line Items]
Ordinary shares	323,777